Document And Entity Information	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	Cytokinetics, Incorporated
Entity Central Index Key	0001061983
Entity Emerging Growth Company	false
Entity File Number	000-50633
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-3291317
Entity Address, Address Line One	350 Oyster Point Boulevard
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	624-3000
Entity Information, Former Legal or Registered Name	n/a
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	CYTK
Security Exchange Name	NASDAQ